Income Taxes (Schedule of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Abstract]
Balance at beginning of year	$ 3,809	$ 1,598
Additions for tax positions related to the current year	1,248	223
Additions for tax positions related to previous years	2,562	14
Additions from the merger		3,130
Reduction of reserve for statute expirations	(254)	(1,156)
Balance at end of year	$ 7,365	$ 3,809